Share-Based Payments (Details) - Schedule of earnout shares - shares	Dec. 31, 2021	Dec. 31, 2020
30 September 2020 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	53,281
16 February 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	105,738
31 March 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	74,725
Total [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	233,744
30 September 2020 grant one [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		57,039
Grant [Member] | 30 September 2020 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant	7 October 2020 grant
Grant [Member] | 16 February 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant	16 February 2021 grant
Grant [Member] | 31 March 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant	31 March 2021 grant
Grant [Member] | Total [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant
Grant [Member] | 30 September 2020 grant one [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant		7 October 2020 grant
Days from grant date [Member] | 30 September 2020 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Days from grant date	451 days
Days from grant date [Member] | 16 February 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Days from grant date	319 days
Days from grant date [Member] | 31 March 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Days from grant date	276 days
Days from grant date [Member] | 30 September 2020 grant one [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Days from grant date		88 days
Earn out shares from first vesting [Member] | 30 September 2020 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	1,019
Earn out shares from first vesting [Member] | 16 February 2021 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	59,626
Earn out shares from first vesting [Member] | 31 March 2021 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	43,746
Earn out shares from first vesting [Member] | Total [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	104,391
Earn out shares from first vesting [Member] | 30 September 2020 grant one [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		43,814
Earn out shares from second vesting [Member] | 30 September 2020 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	33,635
Earn out shares from second vesting [Member] | 16 February 2021 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	27,901
Earn out shares from second vesting [Member] | 31 March 2021 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	18,914
Earn out shares from second vesting [Member] | Total [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	80,450
Earn out shares from second vesting [Member] | 30 September 2020 grant one [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		8,511
Earn out shares from third vesting [Member] | 30 September 2020 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	18,627
Earn out shares from third vesting [Member] | 16 February 2021 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	18,211
Earn out shares from third vesting [Member] | 31 March 2021 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	12,065
Earn out shares from third vesting [Member] | Total [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	48,903
Earn out shares from third vesting [Member] | 30 September 2020 grant one [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		4,714